Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,277	$ 1,228
Accumulated Amortization	(1,065)	(1,019)
Net Cost	212	209
Technologies & Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	705	668
Accumulated Amortization	(592)	(566)
Net Cost	113	102
Purchased and Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	459	440
Accumulated Amortization	(404)	(383)
Net Cost	55	57
In-process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	44	50
Net Cost	44	50
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	69	70
Accumulated Amortization	$ (69)	$ (70)